Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2016
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs [Table Text Block]
	2016	2015	2014
Interest expense	$19,523	$13,922	$7,815
Amortization of financing costs	1,503	1,364	519
Commitment fees and other costs	923	269	93
Total	$21,949	$15,555	$8,427